U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	September 30, 2022 (Unaudited)

Face Amount				Issuer	Coupon	Maturity Date	Value
Puerto Rico Taxable Obligations - 11.60% of net assets applicable to common shareholders, total cost of $ 10,158,000
$10,158,000		A		Autopistas Metropolitanas de Puerto Rico, 144A security	6.75%	06/30/35	$8,876,487

Puerto Rico FNMA Taxable - 7.60% of net assets applicable to common shareholders, total cost of $ 6,362,514
$869,265				FNMA Pool AP1207	3.50%	02/01/43	$798,397
1,418,677				FNMA Pool AR5155	3.50%	04/01/43	1,302,966
1,251,259				FNMA Pool AV7070	3.00%	06/01/45	1,114,197
188,308				FNMA Pool 850032	5.50%	05/01/36	192,490
$2,619,451				FNMA Pool AR5162	3.50%	05/01/43	$2,405,790

$6,346,961	B						$5,813,840

US Municipals - 108.49% of net assets applicable to common shareholders, total cost of $95,685,191 Continued
$630,000	C	E	D	Alameda County Joint Powers Authority	7.05%	12/01/44	$763,823
1,000,000	C			Atlanta & Fulton County	5.10%	12/01/47	998,822
1,000,000	C	E		Bay Area Toll Authority	7.04%	04/01/50	1,225,157
1,000,000	C	E		Bay Area Toll Authority	3.55%	04/01/54	732,040
1,000,000		E	D	California State General Obligation	7.63%	03/01/40	1,240,511
1,000,000		E		California State General Obligation	7.35%	11/01/39	1,201,517
1,000,000	C	E		California State General Obligation	7.55%	04/01/39	1,245,295
1,000,000	C		D	California Statewide Communities Development Authoriy	4.82%	08/01/45	816,159
1,705,000	C	E	D	Chicago O’Hare International Airport	6.40%	01/01/40	1,921,313
750,000	C	E	D	Chicago Transportation Authority	6.20%	12/01/40	802,556
250,000	C		D	Chicago Transit Authority	3.91%	12/01/40	209,796
1,000,000	C	E		Chicago Wastewater Transmission	6.90%	01/01/40	1,094,507
1,250,000	C	E		Colorado Regional Transportation	5.84%	11/01/50	1,368,036
1,685,000	C	E	D	Colorado Bridge Enterprise	6.08%	12/01/40	1,827,318
1,000,000	C			Dallas Forth Worth International Airport	4.51%	11/01/51	872,393
1,000,000	C	E	D	Dallas Convention Center Hotel Development Corp.	7.09%	01/01/42	1,115,545
1,000,000	C		D	Escambia County Health Facilities Authority	3.61%	08/15/40	768,012
1,440,000	C		D	Foothill Eastern Transportation Corridor Agency	4.09%	01/15/49	1,056,349
1,000,000	C			Golden State Tobacco	3.12%	06/01/38	750,735
1,000,000	C			Grand Parkway Transportation Corp.	3.24%	10/01/52	697,464
2,500,000	C		D	Idaho Health Facilities Authority	5.02%	03/01/48	2,294,160
1,370,000	C	E	D	Illinois State Toll Highway Authority	6.18%	01/01/34	1,463,183
1,000,000	C	E	D	Indianapolis Public Improvement Bond Bank	6.12%	01/15/40	1,073,222
250,000			D	Inglewood California Taxable Pension Obligation	4.35%	09/01/47	209,298
285,000	C		D	Kentucky County Airport	4.69%	01/01/49	245,652
660,000	C	E		Los Angeles California Department of Water and Power	5.72%	07/01/39	684,602
1,000,000	C	E	D	Los Angeles California Department of Water and Power	6.01%	07/01/39	1,066,182
315,000	C	E	D	Los Angeles County Public Works Financing Authority	7.62%	08/01/40	392,270
1,285,000	C	E	D	Los Angeles County Public Works Financing Authority	7.49%	08/01/33	1,460,372
1,000,000	C			Louisiana Local Government Environmental Facilities	2.59%	02/01/43	627,323
1,000,000	C			Louisville & Jefferson County Metropolitan Sewer District	4.76%	05/15/42	848,036
1,865,000	C	E	D	Louisville & Jefferson County Metropolitan Sewer District	6.25%	05/15/43	2,045,075
375,000	C			Maryland Economic Development Corp.	4.13%	06/01/29	341,562
150,000	C			Maryland Economic Development Corp.	4.25%	06/01/31	134,343
2,000,000	C	E	D	Metropolitan Transportation Authority	7.34%	11/15/39	2,429,412
1,120,000	C	E		Metropolitan Transportation Authority	6.81%	11/15/40	1,200,907
1,710,000	C		D	Miami- Dade County Florida	4.28%	10/01/41	1,483,172
1,070,000	C		D	Michigan Finance Authority	3.27%	06/01/39	863,194
1,500,000	C			Michigan State University	4.50%	08/15/48	1,372,530

Please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders for more information.

U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	September 30, 2022 (Unaudited)

US Municipals - 108.49% of net assets applicable to common shareholders, total cost of $95,685,191 Concluded
2,228,000	C	E		Municipal Electric Authority of Georgia	7.06%	04/01/57	2,304,476
1,490,000	C	E		New Jersey Turnpike Authority	7.10%	01/01/41	1,760,100
600,000	C		D	New Jersey State Education	3.84%	09/01/36	490,381
1,000,000		E	D	New York General Obligations Bonds	5.99%	12/01/36	1,052,344
1,150,000	C			New York City Industrial Development Agency	6.03%	01/01/46	1,135,467
1,770,000	C	E		New York City Transitional Finance Authority Building Aid Revenue	6.83%	07/15/40	2,002,321
955,000	C	E		New York City Transitional Finance Authority	5.77%	08/01/36	989,705
1,000,000	C	E		New York City Transitional Finance Authority	5.51%	08/01/37	1,021,247
1,000,000	C		D	New York Dormitory Authority	4.95%	08/01/48	879,435
1,000,000	C			New York Transportation and Development Corp.	3.67%	07/01/30	855,935
500,000	C	E		New York City Water and Sewer	5.44%	06/15/43	519,182
1,620,000	C	E	D	New York Urban Development Corp.	5.77%	03/15/39	1,674,910
1,000,000	C			New York State Thruway Authority	3.50%	01/01/42	784,262
1,000,000		E		North Las Vegas General Obligation	6.57%	06/01/40	1,119,978
1,000,000	C	E	D	North Texas Tollway Authority	6.72%	01/01/49	1,186,043
1,000,000	C	E	D	Northern California Power Agency Bond	7.31%	06/01/40	1,171,771
1,000,000	C			Midland Texas	4.67%	03/01/50	864,714
500,000	C			Oklahoma State Development Finance Authority	5.45%	08/15/28	476,470
1,210,000	C	E	D	Pennsylvania Turnpike Commission	5.56%	12/01/49	1,277,019
2,000,000	C			Port Morrow Oregon	2.54%	09/01/40	1,430,438
1,250,000	C		D	Port Authority of New York & New Jersey	5.65%	11/01/40	1,297,299
1,200,000	C		D	Port of Portland	4.06%	07/01/39	998,867
895,000	C	E		Public Power Generation Agency Bond	7.24%	01/01/41	1,032,496
1,815,000	C	E	D	Rutgers The State University of New Jersey	5.67%	05/01/40	1,883,649
1,160,000	C	E	D	Sacramento Municipal Utility District	6.16%	05/15/36	1,269,125
1,500,000	C		D	San Antonio Customer Facilities Charge	5.67%	07/01/35	1,516,076
1,140,000	C			San Francisco City & County Redevelopment Agency	8.41%	08/01/39	1,429,370
750,000	C		D	Spartanburg Regional Health Services District	4.23%	04/15/38	645,038
1,000,000	C			Spartanburg Regional Health Services District	3.55%	04/15/50	699,316
1,000,000	C			Tarrant County Cultural Education Facilities Finance Corp.	3.42%	09/01/50	690,565
1,715,000	C		D	Texas Private Activity Bond	3.92%	12/31/49	1,298,490
1,785,000	C	E	D	University of California	5.95%	05/15/45	1,896,773
2,070,000	C	E	D	Utah Transit Authority	5.94%	06/15/39	2,194,316
240,000				Winsconsin Center	4.17%	12/15/50	185,413
1,915,000	C	E	D	Washington State Convention Center Public Facilities District	6.79%	07/01/40	2,019,482

$ 83,623,000							$82,994,315

US Municipals Zero Coupon - 1.25%of net assets applicable to common shareholders, total cost of $863,941
$ 1,595,000		C		Alameda Corridor Transportation Authority	0.00%	10/01/31	$952,414

Total investments (128.94% of net assets)							$98,637,057
Other assets less liabilities (-28.94% of net assets)							(22,139,388)

Net assets applicable to common shareholders - 100%							$76,497,669

Please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders for more information.

U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	September 30, 2022 (Unaudited)

Purchased	Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation
Futures Contracts - total cost of $4,756,678
32 Contracts	Ultra Long Term U.S. Treasury Bond Futures	12/20/22	$4,371,002	$385,676

The underlying notional amount at value of futures purchased is 5.71% of net assets applicable to common shareholders

A	Private Placement under rule 144A.

B

FNMA - represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal may be substantially less than the original maturity. paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life

C	Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus.

D	A portion or all of the security has been pledged as collateral for line of credit.

E	BABs - these securities are Build America Bonds (“BAB”), which are taxable municipal bonds that carry special tax credits and federal subsidies for either the bond issuer or the bondholder.

Please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders for more information.

Short Term Investment Fund for Puerto Rico Residents, Inc.

SCHEDULE OF INVESTMENTS	September 30, 2022 (Unaudited)

Face Amount	Issuer	Coupon	Yield to Maturity	Maturity Date	Value
US Government, Agency and Instrumentalities - 99.97% of net assets
$ 30,000,000	Federal Home Loan Bank Discount Note	0.00%	2.75%	10/03/22	$29,995,417
15,000,000	Federal Farm Credit Discount Note	0.00%	2.70%	10/03/22	14,997,750
10,400,000	Federal Home Loan Bank Discount Note	0.00%	2.60%	10/03/22	10,398,498
60,000,000	Federal Home Loan Bank Discount Note	0.00%	2.60%	10/03/22	59,991,333
2,000,000	Federal Home Loan Bank Discount Note	0.00%	2.35%	10/04/22	1,999,608
5,000,000	Federal Home Loan Bank Discount Note	0.00%	2.44%	10/04/22	4,998,983
3,000,000	Federal Home Loan Bank Discount Note	0.00%	2.51%	10/05/22	2,999,163
3,000,000	Federal Home Loan Bank Discount Note	0.00%	2.36%	10/07/22	2,998,885
3,000,000	Federal Home Loan Bank Discount Note	0.00%	2.23%	10/07/22	2,998,820
3,000,000	Federal Home Loan Bank Discount Note	0.00%	2.53%	10/11/22	2,997,896
3,000,000	Federal Home Loan Bank Discount Note	0.00%	2.56%	10/13/22	2,997,440
2,000,000	Federal Home Loan Bank Discount Note	0.00%	2.50%	10/14/22	1,998,194
2,000,000	Federal Home Loan Bank Discount Note	0.00%	2.55%	10/19/22	1,997,450
5,000,000	Federal Farm Credit Discount Note	0.00%	2.90%	10/27/22	4,989,528
5,000,000	Federal Home Loan Bank Discount Note	0.00%	2.84%	11/04/22	4,986,589

$ 151,400,000					$151,345,555

	Total investments (99.97% of net assets)				$151,345,555
	Other Assets and Liabilities (.03% of net assets)				48,921

	Net assets - 100%				$151,394,476

Please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders for more information.